INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8:-INTANGIBLE ASSETS, NET

Intangible assets:

	Weighted
	average
	amortization	December 31,
	period	2022	2021
	(years)
Cost:
Acquired technology	7.6	$45,607	$32,946
Customers relationships and brand name	5.8	9,817	9,817

		55,424	42,763
Accumulated amortization:
Acquired technology		25,921	22,215
Customers relationships and brand name		9,817	9,817

		35,738	32,032

Intangible assets, net		$19,686	$10,731

Amortization expenses for the years ended December 31, 2022, 2021 and 2020 were $3,706, $1,857 and $1,893, respectively.

Future estimated amortization expenses for the years ending:

December 31,

2023	$3,968
2024	3,968
2025	3,968
2026	3,725
2027 and thereafter	4,057

Total	$19,686